Description of Plan - General and Contributions (Details) - 401(k) Retirement Savings Account Plan	12 Months Ended
Dec. 31, 2025 item
Description of Plan
Minimum service period for Plan eligibility	30 days
Participant contribution (as a percent)	75.00%
Employer matching contribution (as a percent)	5.00%
Minimum age for Automatic Retirement Contribution	18 years
Minimum service hours for Automatic Retirement Contribution	1,000
Employer contribution matching percentage	100.00%
Maximum
Description of Plan
Percentage of contribution allocation under Automatic Retirement Contribution	2.00%
Minimum
Description of Plan
Percentage of contribution allocation under Automatic Retirement Contribution	1.00%